Business Combination and Deconsolidation of Subsidiary (Details) - Schedule of preliminary fair value measurement of the assets acquired and liabilities	Aug. 14, 2020 USD ($)
Schedule of preliminary fair value measurement of the assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 2,762
Trade receivables	46
Other receivables	149
Non-current assets	103,412
Total assets acquired	106,369
Less: Assumed liabilities
Accrued liabilities	(1,171)
Other payable	(2,181)
Amount due to related parties	(185,555)
Net liabilities assumed	(188,907)
Fair value of net assets acquired	(82,538)
Goodwill recorded	82,692
Cash consideration allocated	$ 154